SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions using the binomial option pricing model
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
Risk free rate of interest	0.27%-1.47%	0.84%~1.61%	n/a
Volatility	48.8%-59.5%	113.60%~116%	n/a
Dividend yield	—	—	n/a
Exercise multiples	2.2 / 2.8	2.2	n/a
Life of option (years)	2.5-6.0	5	n/a

Schedule of activity in share options
	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2020	29,273,408	17.24	40.24
Granted	4,925,211	0.76	8.00
Exercised	(6,885,255)	0.07	23.49
Forfeited	(7,264,080)	9.52	5.88
Outstanding as of December 31, 2021	20,049,284	8.82	42.57
Granted	—	—	—
Exercised	(4,142,985)	0.00	27.02
Forfeited	(6,996,980)	9.31	72.27
Outstanding as of December 31, 2022	8,909,319	17.61	31.02

Schedule of share options outstanding
	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
0.06	442,521	—	442,521	—
6.74	500,000	4.23	75,000	4.23
7.78	476,000	—	476,000	—
14.32	782,200	0.09	782,200	0.09
14.72	2,466,000	—	2,466,000	—
24.06	610,700	1.10	543,500	1.01
24.11	3,631,898	0.17	3,445,478	0.06
	8,909,319		8,230,699

Schedule of share based compensation recognized related to share options granted and ordinary shares issued
	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	290,630	52,338	5,329